Income taxes (Tables)	12 Months Ended
Jan. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Asset	As of January 31, our deferred tax asset is as follows:
	January 31, 2025	January 31, 2024
Deferred Tax Assets	$7,197,000	$7,253,000
Less Valuation Allowance	(7,197,000)	(7,253,000)
	$-	$-